Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended
	May 22, 2013	Sep. 30, 2013 Segment	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Proceeds from Issuance Initial Public Offering	$ 177,000,000	$ 176,974,000	$ 0	$ 0	$ 0	$ 0
Number of Operating Segments		1
VSOE Sales % variance compared to median sales price of standalone transactions		15.00%
Advertisement costs				3,000,000	1,700,000	1,200,000
Capitalized deferred offering costs		$ 0		$ 300,000	$ 0
Maximum
Accounting Policies [Line Items]
Property and equipment, Useful Life		5 years
Minimum
Accounting Policies [Line Items]
Property and equipment, Useful Life		3 years
Common Class A
Accounting Policies [Line Items]
Total shares sold in IPO	9,430,000
Price per share of stock sold in IPO (in $ per share)	$ 31.00
Shares issued under IPO	6,230,000
Number of shares sold by existing shareholders	3,200,000
Customer Concentration Risk | Accounts Receivable
Accounting Policies [Line Items]
Number of Customers with More than 10% of Period Revenue		0		1	0
Customer Concentration Risk | Revenue
Accounting Policies [Line Items]
Number of Customers with More than 10% of Period Revenue		0	0	0	0	0